Earnings per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share
Earnings per Share

(15)    Earnings per Share

Stock Dividend On July 1, 2019, the Company paid a special stock dividend of four percent to common shareholders of record at the close of business on June 15, 2019. For all periods presented, share information, including basic and diluted earnings per share, has been adjusted retroactively to reflect this change.

Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share gives effect to all dilutive potential common shares that were outstanding during the year.

Presented below is a summary of the components used to calculate basic and diluted earnings per common share, which have been restated for all stock dividends.

(dollars in thousands, except per share data)	2019	2018	2017
Basic earnings per share:
Net income available to shareholders	$16,114	$10,714	$3,414
Average shares outstanding	6,276,236	6,268,050	6,300,237
Basic earnings per share	$2.57	$1.71	$0.54
Diluted earnings per share:
Net income available to shareholders	$16,114	$10,714	$3,414
Average shares outstanding	6,276,236	6,268,050	6,300,237
Effect of dilutive stock options	—	5,244	5,717
Average shares outstanding including dilutive stock options	6,276,236	6,273,294	6,305,954
Diluted earnings per share	$2.57	$1.71	$0.54

Under the treasury stock method, outstanding stock options are dilutive when the average market price of the Company’s common stock, when combined with the effect of any unamortized compensation expense, exceeds the option price during the period, except when the Company has a loss from continuing operations available to shareholders. In addition, proceeds from the assumed exercise of dilutive options along with the related tax benefit are assumed to be used to repurchase common shares at the average market price of such stock during the period. There were no shares for the year ended December 31, 2019 that were omitted from the computation of diluted earnings per share as a result of being considered anti-dilutive.

Repurchase Program  On September 18, 2019, the Company's Board of Directors authorized the purchase of up to $5.0 million market value of the Company's common stock. Management was given discretion to determine the number and pricing of the shares to be purchased, as well as, the timing of any such purchases. During the year ended December 31, 2019, no shares of the Company's common stock were purchased by or on behalf of the Company or affiliated purchasers.